Property, Plants and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	December 31,
	2020	2019
Cost:
Computers, software, furniture, and equipment	$139,840	$110,955
Motor vehicles	8,623	5,022
Buildings	975	975
Leasehold improvements	39,261	31,435
	188,699	148,387
Accumulated depreciation:
Computers, software, furniture, and equipment	$103,833	$86,802
Motor vehicles	3,875	2,271
Buildings	112	87
Leasehold improvements	21,703	16,168
	129,523	105,328

Depreciated cost	$59,176	$43,059